Cash and Cash Equivalents and Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 67,300,000	$ 84,480,000
Bank deposits maturing in three months or less	43,419,000	69,478,000
Cash and cash equivalents	110,719,000	153,958,000
Bank deposits maturing over three months (note)	1,253,801,000	682,152,000
Cash and cash equivalents and short-term investments	$ 1,364,520,000	$ 836,110,000
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	186 days	186 days